Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On January 12, 2021, the Company issued 4,312,500 shares of Class B common stock to the initial stockholders for $25,000 in cash, or approximately $0.006 per share. The founder shares included an aggregate of up to 562,500 shares subject to forfeiture if the over-allotment option was not exercised by the underwriters in full. As of January 14, 2022, the over-allotment option was fully exercised and such shares are no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell their founder shares until the earlier to occur of (i) one year after the date of the consummation of the Company’s initial Business Combination or (ii) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares. Notwithstanding the foregoing, if the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the initial Business Combination, the founder shares will no longer be subject to such transfer restrictions.

As previously disclosed in our IPO Registration Statement, Meteora Capital Partners, LP, a Delaware limited partnership and an affiliate of a member of our Sponsor (“Meteora”), acted as a consultant to us in connection with our IPO. Upon the closing of the IPO, Meteora and one of its affiliates, together purchased a total of 1,250,000 Units sold in the IPO at $10.00 per Unit.

Administrative Services Agreement

Commencing on the date of the IPO, the Company has agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial Business Combination or liquidation, the Company will cease paying these monthly fees. For each of the three and six months ended June 30, 2023, the Company incurred and paid $30,000 and $60,000 in fees for these services, respectively. For each of the three and six months ended June 30, 2022, the Company incurred and paid $30,000 and $60,000 in fees for these services, respectively.

Consulting Agreement

The Sponsor entered into a verbal consulting agreement with Meteora pursuant to which it agrees to provide consulting services and advice, post the IPO, through the business combination process for $172,500. The amount was paid and expensed during the three months ended March 31, 2022.

Promissory Notes — Related Party

On January 8, 2021, the Company issued an unsecured promissory note to the Sponsor (the “IPO Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of the IPO. This loan was non-interest bearing, unsecured and due at the earlier of December 31, 2021 or the closing of the IPO.

As of June 30, 2023 and December 31, 2022, there was no amount outstanding under the IPO Promissory Note. The outstanding amount was repaid at the closing of the IPO on January 14, 2022.

The loan was repaid in full upon the closing of the IPO out of the offering proceeds that have been allocated to the payment of offering expenses (other than underwriting commissions). The Company overpaid $26,615 to the Sponsor, which was returned by the Sponsor on January 19, 2022.

On April 12, 2023, the Company issued a promissory note in the principal amount of up to $280,000 to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to such amount in connection with the extension of the Company’s time to consummate a business combination from April 14, 2023 to December 14, 2023 (or such earlier date as determined by the board of directors of the Company). The Company will deposit $35,000, or approximately $0.026 per Public Share that was not redeemed in connection with the Extension, into the Company’s Trust Account for each of the up to seven subsequent calendar months (commencing on May 15, 2023 and ending on the 14th day of each subsequent month), or portion thereof, that is needed by the Company to complete an initial Business Combination. Such amounts will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Business Combination. The Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Business Combination or (b) the date of the liquidation of the Company. As of June 30, 2023, the Company has deposited a total of $105,000 into the Trust Account in connection with the Extension payments. As of June 30, 2023, there was $0 outstanding under the Extension Note.

On April 12, 2023, the Company issued a second promissory note in the principal amount of up to $300,000 to the Sponsor. The Working Capital Loan Note was issued in connection with advances the Sponsor has made, and may make in the future, to the Company for working capital expenses. The Working Capital Loan Note bears no interest and is due and payable upon the earlier to occur of (a) the date of the consummation of the Business Combination or (b) the date of the liquidation of the Company. As of June 30, 2023, there was $50,000 outstanding under the Working Capital Loan Note.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company would repay such Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, such Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such Working Capital Loans but no proceeds from the Trust Account would be used to repay such Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement-equivalent warrants at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability, and exercise period. As of June 30, 2023, there was $50,000 outstanding under the Working Capital Loan Note.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On January 12, 2021, the Company issued 4,312,500 shares of Class B common stock to the initial stockholders for $25,000 in cash, or approximately $0.006 per share. The founder shares included an aggregate of up to 562,500 shares subject to forfeiture if the over-allotment option was not exercised by the underwriters in full. As of January 14, 2022, the over-allotment option was fully exercised and such shares are no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell their founder shares until the earlier to occur of (i) one year after the date of the consummation of the Company’s initial Business Combination or (ii) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares. Notwithstanding the foregoing, if the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the initial Business Combination, the founder shares will no longer be subject to such transfer restrictions.

As previously disclosed in our IPO Registration Statement, Meteora Capital Partners, LP, a Delaware limited partnership and an affiliate of a member of our Sponsor (“Meteora”), acted as a consultant to us in connection with our IPO. Upon the closing of the IPO, Meteora and one of its affiliates, together purchased a total of 1,250,000 Units sold in the IPO at $10.00 per Unit.

Administrative Services Agreement

Commencing on the date of the IPO, the Company has agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial Business Combination or liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022, the Company incurred and paid $120,000, in fees for these services. For the period from January 4, 2021 (inception) through December 31, 2021, the Company did not incur any fees for these services.

Consulting Agreement

The Sponsor entered into a verbal consulting agreement with Meteora pursuant to which it agrees to provide consulting services and advice, post the IPO, through the business combination process for $172,500. The amount was paid and expensed during the three months ended March 31, 2022.

Promissory Note — Related Party

On January 8, 2021, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of the IPO. This loan was non-interest bearing, unsecured and due at the earlier of December 31, 2021 or the closing of the IPO.

The loan was repaid in full upon the closing of the IPO out of the offering proceeds that have been allocated to the payment of offering expenses (other than underwriting commissions). The Company overpaid $26,615 to the Sponsor, which was returned by the Sponsor on January 19, 2022.

As of December 31, 2022 and 2021, there was $0 and $127,385 outstanding under the Promissory Note, respectively. The outstanding amount was repaid at the closing of the IPO on January 14, 2022.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business

Combination, the Company would repay such Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, such Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such Working Capital Loans but no proceeds from the Trust Account would be used to repay such Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement-equivalent warrants at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. At December 31, 2022 and 2021, no such Working Capital Loans were outstanding.